As filed with the Securities and Exchange Commission on April 2, 2007


                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

                   QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                   REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-21499

                  NEUBERGER BERMAN DIVIDEND ADVANTAGE FUND INC.
                  ---------------------------------------------
             (Exact Name of the Registrant as Specified in Charter)
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180
               (Address of Principal Executive Offices - Zip Code)

       Registrant's telephone number, including area code: (212) 476-8800

                    Peter E. Sundman, Chief Executive Officer
                  Neuberger Berman Dividend Advantage Fund Inc.
                           605 Third Avenue, 2nd Floor
                          New York, New York 10158-0180

                              Arthur Delibert, Esq.
                 Kirkpatrick & Lockhart Preston Gates Ellis LLP
                               1601 K Street, N.W.
                           Washington, D.C. 20006-1600
                   (Names and addresses of agents for service)

Date of fiscal year end: October 31, 2007

Date of reporting period: January 31, 2007

Form N-Q is to be used by management investment companies to file reports with the Commission not later than 60 days after the close of their first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 ("1940 Act") (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. {section} 3507.

ITEM 1.  SCHEDULE OF INVESTMENTS.


                                                                                    NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc.
----------------------------------------------------


NUMBER OF SHARES                             MARKET VALUE(+)       NUMBER OF SHARES                             MARKET VALUE(+)
                                            ($000's omitted)                                                   ($000's omitted)
COMMON STOCKS (128.7%)
                                                                         24,600  Vornado Realty Trust                   3,010
AEROSPACE (0.9%)                                                                                                 -------------
      28,600  Goodrich Corp.                         1,402                                                             17,166

APARTMENTS (10.6%)                                                 ENERGY (5.5%)
      35,000  Archstone-Smith Trust                  2,212               38,800  Chevron Corp.                          2,828
      30,100  Avalonbay Communities                  4,466 (E)           39,400  ConocoPhillips                         2,616
      30,500  Camden Property Trust                  2,391               37,700  Exxon Mobil                            2,794
      80,900  Equity Residential                     4,553 (E)           25,000  Spectra Energy                           653 (*)
      55,600  Home Properties                        3,575                                                       -------------
       1,500  Mid-America Apartment                                                                                     8,891
                Communities                             90
                                              -------------        ENTERTAINMENT (1.2%)
                                                    17,287               83,700  Regal Entertainment Group              1,883

BANKING & FINANCIAL (9.5%)                                         FOOD & BEVERAGE (2.6%)
      23,400  Bank of America                        1,230               18,000  Diageo PLC ADR                         1,417
      38,200  The Bank of New York                   1,528               44,020  PepsiCo, Inc.                          2,872
      28,600  Hartford Financial Services                                                                        -------------
                Group                                2,715 (E)                                                          4,289
      14,600  HSBC Holdings PLC ADR                  1,341
      35,900  IndyMac Bancorp                        1,396         HEALTH CARE (6.6%)
      43,000  Lincoln National                       2,887               58,000  Abbott Laboratories                    3,074
      28,600  Nationwide Financial Services          1,563               60,300  Health Care Property Investors         2,487
      48,700  Wachovia Corp.                         2,752               72,700  Nationwide Health Properties           2,422
                                              -------------              59,800  Ventas, Inc.                           2,766
                                                    15,412                                                       -------------
                                                                                                                       10,749
BASIC MATERIALS (1.9%)
      26,000  Freeport-McMoRan Copper &                            INDUSTRIAL (6.4%)
                Gold                                 1,495               49,100  AMB Property                           2,988
       7,300  Rio Tinto                              1,579 (E)           26,600  Dover Corp.                            1,319
                                              -------------              15,300  First Industrial Realty Trust            723
                                                     3,074               83,200  ProLogis                               5,408
                                                                                                                 -------------
CHEMICALS (0.7%)                                                                                                       10,438
      23,300  E. I. du Pont de Nemours               1,155
                                                                   INSURANCE (1.8%)
COMMERCIAL SERVICES (3.2%)                                               51,800  Arthur J. Gallagher                    1,485 (E)
      87,500  Crystal River Capital                  2,415               41,500  Endurance Specialty Holdings           1,411
     157,500  NorthStar Realty Finance               2,780                                                       -------------
                                              -------------                                                             2,896
                                                     5,195
COMMUNITY CENTERS (8.0%)                                           LODGING (5.2%)
      81,100  Developers Diversified                                    195,100  Host Hotels & Resorts                  5,164 (E)
                Realty                               5,444               55,100  LaSalle Hotel Properties               2,624
       8,500  Equity One                               236               26,800  Sunstone Hotel Investors                 758
      35,400  Regency Centers                        3,083                                                       -------------
     107,200  Tanger Factory Outlet                                                                                     8,546
                Centers                              4,352
                                              -------------        OFFICE (17.2%)
                                                    13,115              269,650  American Financial Realty
                                                                                   Trust                                3,015
CONSUMER PRODUCTS & SERVICES (0.9%)                                      52,100  Brandywine Realty Trust                1,816
      17,300  Fortune Brands                         1,448              116,400  Brookfield Properties                  5,417 (E)
                                                                         80,200  Equity Office Properties Trust         4,455
CONSUMER STAPLES (1.8%)                                                  44,000  Highwoods Properties                   1,923
      44,800  Procter & Gamble                       2,906               91,100  HRPT Properties Trust                  1,186
                                                                         22,800  Mack-Cali Realty                       1,269
DIVERSIFIED (10.5%)                                                      89,700  Maguire Properties                     3,898
      19,200  3M Co.                                 1,426               35,000  SL Green Realty                        5,130
      83,500  Brookfield Asset Management                                                                        -------------
                Class A                              4,089                                                             28,109
      36,000  Colonial Properties Trust              1,769
      20,200  Eaton Corp.                            1,583         OFFICE - INDUSTRIAL (2.0%)
      72,700  General Electric                       2,621 (OO)          72,200  Duke Realty                            3,185
      53,200  iStar Financial                        2,668


See Notes to Schedule of Investments

                                                                                    NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


SCHEDULE OF INVESTMENTS Dividend Advantage Fund Inc. cont'd
-----------------------------------------------------------


NUMBER OF SHARES                             MARKET VALUE(+)       NUMBER OF SHARES                             MARKET VALUE(+)
                                            ($000's omitted)                                                   ($000's omitted)
OIL & GAS (2.3%)                                                     19,077,001  Neuberger Berman Securities
      87,800  Canadian Oil Sands Trust               2,243                       Lending Quality Fund, LLC             19,077 (++)
      31,700  Occidental Petroleum                   1,470                                                       -------------
                                              -------------
                                                     3,713         TOTAL SHORT-TERM INVESTMENTS
                                                                   (COST $29,089)                                      29,089 (#)
PHARMACEUTICAL (3.2%)                                                                                            -------------
      39,700  Johnson & Johnson                      2,652
      45,200  Novartis AG ADR                        2,608         TOTAL INVESTMENTS (146.8%)
                                              -------------        (COST $195,775)                                    239,267 (##)
                                                     5,260
                                                                   Liabilities, less cash, receivables and
PUBLISHING (1.0%)                                                    other assets [(14.6%)]                           (23,805) (@@)
      50,800  Idearc Inc.                            1,647 (*)     Liquidation Value of Auction Market
                                                                     Preferred Shares [(32.2%)]                       (52,500)
PUBLISHING & BROADCASTING (1.0%)                                                                                 -------------
      43,700  R.R. Donnelley                         1,621
                                                                   TOTAL NET ASSETS APPLICABLE TO COMMON
REGIONAL MALLS (8.1%)                                              SHAREHOLDERS (100.0%)                         $    162,962
       9,400  CBL & Associates Properties              441                                                       -------------
       5,300  General Growth Properties                326
      45,500  Glimcher Realty Trust                  1,286
      22,000  Macerich Co.                           2,102
      52,000  Pennsylvania REIT                      2,220
      59,300  Simon Property Group                   6,783
                                              -------------
                                                    13,158

RESTAURANTS (0.9%)
      34,500  McDonald's Corp.                       1,530

RETAIL (1.8%)
      72,600  Home Depot                             2,958

SELF STORAGE (1.5%)
      22,400  Public Storage                         2,436 (E)

TELECOMMUNICATIONS (1.9%)
      81,500  AT&T Inc.                              3,067

UTILITIES (9.4%)
      34,400  Dominion Resources                     2,854 (E)
      50,000  Duke Energy                              984
      43,200  Exelon Corp.                           2,591
      28,300  FPL Group                              1,603
      43,900  NSTAR                                  1,466
      47,400  PNM Resources                          1,445
      38,500  PPL Corp.                              1,371
      26,400  Sempra Energy                          1,515
      65,400  Xcel Energy                            1,526
                                              -------------
                                                    15,355

WASTE MANAGEMENT (1.1%)
      47,600  Waste Management                       1,808

TOTAL COMMON STOCKS
(COST $166,211)                                    209,699
                                              -------------

PREFERRED STOCKS (0.3%)

LODGING (0.3%)
      19,000  LaSalle Hotel Properties,
                Ser. D
                (COST $475)                            479

SHORT-TERM INVESTMENTS (17.8%)
  10,011,827  Neuberger Berman Prime Money
                Fund Trust Class                    10,012 (@)

See Notes to Schedule of Investments

                                   NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)

NOTES TO SCHEDULE OF INVESTMENTS
--------------------------------


(+) Investments in equity securities by Neuberger Berman Dividend Advantage Fund Inc. (the "Fund") are valued at the latest sale price where that price is readily available; securities for which no sales were reported, unless otherwise noted, are valued at the last available bid price. Securities traded primarily on the NASDAQ Stock Market are normally valued by the Fund at the NASDAQ Official Closing Price ("NOCP") provided by NASDAQ each business day. The NOCP is the most recently reported price as of 4:00:02 p.m., Eastern time, unless that price is outside the range of the "inside" bid and asked prices (i.e., the bid and asked prices that dealers quote to each other when trading for their own accounts); in that case, NASDAQ will adjust the price to equal the inside bid or asked price, whichever is closer. Because of delays in reporting trades, the NOCP may not be based on the price of the last trade to occur before the market closes. The Fund values all other securities, including securities for which the necessary last sale, asked, and/or bid prices are not readily available, by methods the Board of Directors of the Fund (the "Board") has approved on the belief that they reflect fair value. Numerous factors may be considered when determining the fair value of a security, including available analyst, media or other reports, trading in futures or ADRs and whether the issuer of the security being fair valued has other securities outstanding. Foreign security prices are furnished by independent quotation services and expressed in local currency values. Foreign security prices are currently translated from the local currency into U.S. dollars using the exchange rate as of 4:00 p.m., Eastern time. The Board has approved the use of FT Interactive Data Corporation ("FT Interactive") to assist in determining the fair value of the Fund's foreign equity securities when changes in the value of a certain index suggest that the closing prices on the foreign exchanges may no longer represent the amount that the Fund could expect to receive for those securities. In this event, FT Interactive will provide adjusted prices for certain foreign equity securities using a statistical analysis of historical correlations of multiple factors. In the absence of precise information about the market values of these foreign securities as of the close of the New York Stock Exchange, the Board has determined on the basis of available data that prices adjusted in this way are likely to be closer to the prices the Fund could realize on a current sale than are the prices of those securities established at the close of the foreign markets in which the securities primarily trade. However, fair value prices are necessarily estimates, and there is no assurance that such a price will be at or close to the price at which the security next trades. Short-term debt securities with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.

(#)  At cost, which approximates market value.

(##) At January 31, 2007, the cost of investments for U.S. federal income tax purposes was $195,793,000. Gross unrealized appreciation of investments was $43,702,000 and gross unrealized depreciation of investments was $228,000, resulting in net unrealized appreciation of $43,474,000, based on cost for U.S. federal income tax purposes.

(*)  Security did not produce income during the last twelve months.

(OO) All or a portion of this security is segregated as collateral for interest rate swap contracts.

(@) Neuberger Berman Prime Money Fund ("Prime Money") is also managed by Neuberger Berman Management Inc. and may be considered an affiliate since it has the same officers, Board members, and investment manager as the Fund and because, at times, the Fund may own 5% or more of the outstanding voting securities of Prime Money.

(E)  All or a portion of this security is on loan.

(++) Managed by an affiliate of Neuberger Berman Management Inc. and could be deemed an affiliate of the Fund.

                                                                              NEUBERGER BERMAN JANUARY 31, 2007 (UNAUDITED)


NOTES TO SCHEDULE OF INVESTMENTS CONT'D
---------------------------------------

(@@) At January 31, 2007, the Fund had outstanding interest rate swap contracts as follows:


                                                          RATE TYPE
                                              ---------------------------------
                                              FIXED-RATE    VARIABLE-RATE     ACCRUED NET
                                                PAYMENTS         PAYMENTS        INTEREST     UNREALIZED
SWAP COUNTER       NOTIONAL     TERMINATION      MADE BY      RECEIVED BY      RECEIVABLE    APPRECIATION    TOTAL FAIR
PARTY                AMOUNT            DATE     THE FUND      THE FUND(1)       (PAYABLE)   (DEPRECIATION)        VALUE
Merrill Lynch   $40,000,000   July 16, 2008      3.818%         5.320%          $26,702        $808,713       $835,415


(1) 30 day LIBOR (London Interbank Offered Rate) at January 12, 2007.



For information on the Fund's significant accounting policies, please refer to the Fund's most recent financial statements.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based on an evaluation of the disclosure controls and procedures (as defined in rule 30a-3(c) under the 1940 Act) as of a date within 90 days of the filing date of this document, the Chief Executive Officer and Treasurer and Principal Financial and Accounting Officer of the Registrant have concluded that such disclosure controls and procedures are effectively designed to ensure that information required to be disclosed by the Registrant on Form N-CSR and Form N-Q is accumulated and communicated to the Registrant's management to allow timely decisions regarding required disclosure.

 (b) There were no significant changes in the Registrant's internal controls over financial reporting (as defined in rule 30a-3(d) under the 1940 Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

ITEM 3. EXHIBITS

The certifications required by Rule 30a-2(a) of the 1940 Act are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Neuberger Berman Dividend Advantage Fund Inc.



By: /s/ Peter E. Sundman
    ---------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.



By: /s/ Peter E. Sundman
    ---------------------------
    Peter E. Sundman
    Chief Executive Officer

Date: March 28, 2007



By: /s/ John M. McGovern
    ---------------------------
    John M. McGovern
    Treasurer and Principal Financial
    and Accounting Officer

Date: March 28, 2007